Income Taxes (Schedule of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Schedule of Deferred Taxes Balance Sheet Location [Abstract]
Deferred income taxes (current asset)	$ 171.1	$ 119.9
Other non-current assets	7.5	3.8
Accrued and other current liabilities	(1.6)	(2.6)
Deferred income taxes (non-current liability)	(310.1)	(73.7)
Net deferred tax (liability) asset	$ (133.1)	$ 47.4